OSTERWEIS EMERGING OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS at December 31, 2019 (Unaudited)

Shares			Value
Common Stocks: 90.2%
Aerospace & Defense: 2.5%
150,800		Kratos Defense & Security Solutions, Inc. [1]	$2,715,908

Biotechnology: 9.4%
336,727		Amicus Therapeutics, Inc. [1]	3,279,721
91,735		Iovance Biotherapeutics, Inc. [1]	2,539,225
32,675		uniQure NV [1]	2,341,490
114,030		Vericel Corp. [1]	1,984,122
			10,144,558

Building Products: 3.1%
37,105		Trex Co., Inc. [1]	3,334,997

Consumer Finance: 3.1%
92,285		Enova International, Inc. [1]	2,220,377
3,570		LendingTree, Inc. [1]	1,083,281
			3,303,658
Diversified Consumer Services: 2.7%
76,485		Chegg, Inc. [1]	2,899,546

Food Products: 0.5%
6,900		Beyond Meat, Inc. [1]	521,640

Health Care Equipment & Supplies: 5.6%
6,395		ABIOMED, Inc. [1]	1,090,923
13,755		Insulet Corp. [1]	2,354,856
43,040		Tandem Diabetes Care, Inc. [1]	2,565,615
			6,011,394

Health Care Providers & Services: 1.6%
22,635		Guardant Health, Inc. [1]	1,768,699

Health Care Technology: 1.2%
53,100		Livongo Health, Inc. [1]	1,330,686

Hotels, Restaurants & Leisure: 3.4%
49,315		Planet Fitness, Inc. - Class A [1]	3,682,844

Insurance: 3.5%
39,455		eHealth, Inc. [1]	3,790,837

Interactive Media & Services: 1.1%
33,860		EverQuote, Inc. - Class A [1]	1,163,091

Internet & Direct Marketing Retail: 0.9%
21,190		Etsy, Inc. [1]	938,717

Leisure Products: 1.4%
44,665		YETI Holdings, Inc. [1]	1,553,449

Life Sciences Tools & Services: 3.7%
18,150		Bio-Techne Corp.	3,984,107

Machinery: 2.4%
74,140		Kornit Digital Ltd. [1]	2,537,812

Pharmaceuticals: 2.1%
137,370		Revance Therapeutics, Inc. [1]	2,229,515

Real Estate Management & Development: 3.3%
37,910		FirstService Corp.	3,527,146

Semiconductors & Semiconductor Equipment: 5.9%
48,300		Inphi Corp. [1]	3,575,166
23,680		Silicon Laboratories, Inc. [1]	2,746,406
			6,321,572

Software: 21.1%
31,055		Alteryx, Inc. - Class A [1]	3,107,674
49,230		Anaplan, Inc. [1]	2,579,652
52,315		Avalara, Inc. [1]	3,832,074
36,365		Envestnet, Inc. [1]	2,532,095
61,860		Five9, Inc. [1]	4,056,779
68,560		Opera Ltd. [1]	634,180
33,070		Paylocity Holding Corp. [1]	3,995,517
35,025		Rapid7, Inc. [1]	1,962,100
			22,700,071

Specialty Retail: 5.0%
88,545		Boot Barn Holdings, Inc. [1]	3,942,909
27,645		Floor & Decor Holdings, Inc. - Class A [1]	1,404,642
			5,347,551

Thrifts & Mortgage Finance: 6.7%
48,340		Essent Group Ltd.	2,513,197
127,255		Meta Financial Group, Inc.	4,646,080
			7,159,277

Total Common Stocks
(Cost $87,349,037)			96,967,075

Exchange Traded Funds: 1.0%
5,500		iShares Russell 2000 Growth ETF	1,178,210
Total Exchange Traded Funds
(Cost $1,086,154)			1,178,210

Short-Term Investments: 7.5%
Money Market Funds: 7.5%
8,033,298		Federated U.S. Treasury Cash Reserves - Class I, 1.458% [2]	8,033,298
Total Money Market Funds
(Cost $8,033,298)			8,033,298
Total Short-Term Investments
(Cost $8,033,298)			8,033,298
Total Investments in Securities: 98.7%
(Cost $96,468,489)			106,178,583
Other Assets in Excess of Liabilities: 1.3%			1,379,555
Total Net Assets: 100.0%			$107,558,138

	[1]	Non-income producing security.
	[2]	Annualized seven-day effective yield as of December 31, 2019.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at December 31, 2019 (Unaudited)

The Osterweis Emerging Opportunity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2019:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks [1]	$96,967,075	$–	$–	$96,967,075
Exchange Traded Funds	1,178,210	–	–	1,178,210
Short-Term Investments	8,033,298	–	–	8,033,298
Total Assets:	$106,178,583	$–	$–	$106,178,583

[1] See Schedule of Investments for industry breakouts.